Liquidity and capital resources - Net debt (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Liquidity and capital resources
Percentage of net debt to market capitalisation	49.00%	44.00%
Average net debt	€ 31,900
Net debt	31,469	€ 31,169
Minimum
Liquidity and capital resources
Net debt	30,000
Maximum
Liquidity and capital resources
Net debt	€ 32,900